SCHEDULE OF MATURITY OF FINANCE LEASE LIABILITY (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Equity [Abstract]
2024	$ 55,427
2025	55,427
2026	55,427
2027	32,332
Imputed interest	(53,325)
Total lease liability	145,288
Current portion	31,629
Non-current portion	$ 113,659